POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 29, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015

Effective October 1, 2015, the chart appearing on pages 61- 62 is deleted and replaced with the following:

Fund	Fixed Administrative Fee	Variable Transaction Fee (Maximum)
PowerShares Aerospace & Defense Portfolio	$500	$2,000
PowerShares BuyBack Achievers™ Portfolio	$500	$2,000
PowerShares Cleantech™ Portfolio	$500	$2,000
PowerShares Dividend Achievers™ Portfolio	$500	$2,000
PowerShares DWA Basic Materials Momentum Portfolio	$500	$2,000
PowerShares DWA Consumer Cyclicals Momentum Portfolio	$500	$2,000
PowerShares DWA Consumer Staples Momentum Portfolio	$500	$2,000
PowerShares DWA Energy Momentum Portfolio	$500	$2,000
PowerShares DWA Financial Momentum Portfolio	$500	$2,000
PowerShares DWA Healthcare Momentum Portfolio	$500	$2,000
PowerShares DWA Industrials Momentum Portfolio	$500	$2,000
PowerShares DWA Momentum Portfolio	$500	$2,000
PowerShares DWA NASDAQ Momentum Portfolio	$500	$2,000
PowerShares DWA Technology Momentum Portfolio	$500	$2,000
PowerShares DWA Utilities Momentum Portfolio	$500	$2,000
PowerShares Dynamic Biotechnology & Genome Portfolio	$500	$2,000
PowerShares Dynamic Building & Construction Portfolio	$500	$2,000
PowerShares Dynamic Energy Exploration & Production Portfolio	$500	$2,000
PowerShares Dynamic Food & Beverage Portfolio	$500	$2,000
PowerShares Dynamic Large Cap Growth Portfolio	$500	$2,000
PowerShares Dynamic Large Cap Value Portfolio	$500	$2,000
PowerShares Dynamic Leisure and Entertainment Portfolio	$500	$2,000
PowerShares Dynamic Market Portfolio	$500	$2,000
PowerShares Dynamic Media Portfolio	$500	$2,000
PowerShares Dynamic Networking Portfolio	$500	$2,000
PowerShares Dynamic Oil & Gas Services Portfolio	$500	$2,000
PowerShares Dynamic Pharmaceuticals Portfolio	$500	$2,000
PowerShares Dynamic Retail Portfolio	$500	$2,000
PowerShares Dynamic Semiconductors Portfolio	$500	$2,000
PowerShares Dynamic Software Portfolio	$500	$2,000
PowerShares Financial Preferred Portfolio	$500	$2,000
PowerShares FTSE RAFI US 1000 Portfolio	$500	$2,000
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$500	$2,000
PowerShares Global Listed Private Equity Portfolio	$1,000	$4,000
PowerShares Golden Dragon China Portfolio	$500	$2,000
PowerShares High Yield Equity Dividend Achievers™ Portfolio	$500	$2,000
PowerShares International Dividend Achievers™ Portfolio	$500	$2,000
PowerShares NASDAQ Internet Portfolio	$500	$2,000
PowerShares Russell 2000 Equal Weight Portfolio	$1,000	$4,000
PowerShares Russell 2000 Pure Growth Portfolio	$500	$2,000
PowerShares Russell 2000 Pure Value Portfolio	$500	$2,000
PowerShares Russell Midcap Equal Weight Portfolio	$500	$2,000
PowerShares Russell Midcap Pure Growth Portfolio	$500	$2,000
PowerShares Russell Midcap Pure Value Portfolio	$500	$2,000
PowerShares Russell Top 200 Equal Weight Portfolio	$500	$2,000
PowerShares Russell Top 200 Pure Growth Portfolio	$500	$2,000
PowerShares Russell Top 200 Pure Value Portfolio	$500	$2,000
PowerShares S&P 500 BuyWrite Portfolio	$2,000	$8,000
PowerShares S&P 500® High Quality Portfolio	$500	$2,000
PowerShares Water Resources Portfolio	$500	$2,000
PowerShares WilderHill Clean Energy Portfolio	$500	$2,000
PowerShares WilderHill Progressive Energy Portfolio	$500	$2,000
PowerShares Zacks Micro Cap Portfolio	$2,000	$8,000

Please Retain This Supplement For Future Reference.

P-PS-SAI-TRUSTI-SUP-1 092915